Trade and Other Receivables - Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade and Other Receivables
Trade receivables, net - current	€ 6,182		€ 5,809
Trade receivables, net - non-current	6		1
Trade receivables, net	6,188		5,810
Other receivables - current	180		90
Other receivables - non-current	112		116
Other receivables	293		207
Total trade and other receivables - current	6,362		5,899
Total trade and other receivables - non-current	118		118
Total	6,480		€ 6,017
Contract assets	€ 116	€ 14